CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 357,495	$ 97,809	$ 411,877
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	58,509	54,694	55,008
Stock-based compensation	101,131	111,713	87,996
Amortization of operating lease assets	13,792	11,461	6,224
Non-cash compensation cost to non-controlling interest shareholders	11,541	(20,638)	23,246
Provision of allowance for credit losses	19,092	4,440	19,702
Deferred income taxes	24,038	(24,821)	(12,478)
Foreign currency exchange loss	9,142	66,975
(Income) loss from equity method investments	(13,392)	24,069	(14,217)
Dividend received from equity method investments	771	5,772	11,695
(Gain) loss on sale of investments	766	(1,591)	(3,243)
Fair value changes through earnings on investments, net	(43,002)	243,619	72,787
Investment-related impairment and provision	(23,642)	(71,081)	(106,800)
Impairment of intangible assets		10,176
Gain on disposal of property and equipment	(444)	(240)	(172)
Amortization of issuance cost of convertible senior notes, unsecured senior notes and long-term loans	8,287	6,273	6,445
Changes in assets and liabilities:
Prepaid expenses and other current assets	6,157	(20,686)	2,589
Other non-current assets	(13,156)	(27,980)	(14,512)
Accounts payable	19,665	(35,481)	41,809
Accrued and other liabilities	(197)	(38,058)	274,803
Deferred revenues	(1,905)	(3,925)	(56,181)
Operating lease liabilities	(9,612)	(10,128)	(6,684)
Income taxes payable	40,656	(79,623)	38,910
Net cash provided by operating activities	672,820	564,104	814,020
Cash flows from investing activities:
Purchases of bank time deposits and wealth management products	(755,315)	(629,889)	(1,170,070)
Maturities of bank time deposits and wealth management products	585,466	859,075	2,040,599
Investment in and prepayment on long-term investments	(602,740)	(193,784)	(1,593,880)
Proceeds from disposal of/refund of prepayment on long-term investments	347,766	141,806	447,381
Proceeds from disposal of property and equipment	463	269	383
Purchases of property and equipment	(36,772)	(43,136)	(35,094)
Prepayment for purchase of SINA Plaza		(153,572)	(132,531)
Cash received from (paid for) acquisitions, net of cash acquired	(243,385)	939	(61,160)
Prepayment to agent for share repurchase		(2,318)
Return of prepayment to agent for share repurchase	2,318
Net cash used in investing activities	(736,846)	(33,014)	(423,960)
Cash flows from financing activities:
Proceeds from employee options exercised	1	0	1,313
Payments for share repurchases		(57,682)
Cash received from (paid for) global offering, net of issuance costs		(8,414)	188,129
Proceeds from long-term loans, net of issuance costs	4,982	880,353
Repayment of convertible senior notes		(899,992)
Repayment of long-term loans	(100,000)
Proceeds from convertible senior notes, net of issuance costs	321,707
Proceeds from ADS lending arrangement in connection with issuance of convertible senior notes	2
Purchase of a subsidiary's shares from non-controlling shareholders	(4,871)	(5,406)
Dividends paid to shareholders	(200,131)
Net cash provided by (used in) financing activities	21,690	(91,141)	189,442
Effect of exchange rate changes on cash and cash equivalents	(63,797)	(172,884)	29,357
Net increase (decrease) in cash and cash equivalents	(106,133)	267,065	608,859
Cash and cash equivalents at the beginning of the year	2,690,768	2,423,703	1,814,844
Cash and cash equivalents at the end of the year	2,584,635	2,690,768	2,423,703
Supplemental disclosures of cash flow information:
Cash paid for interest expenses on convertible senior notes, unsecured senior notes and long-term loans	(111,231)	(64,562)	(37,906)
Cash paid for income taxes	(79,476)	(135,055)	(111,260)
Non-cash investing and financing activities
Property and equipment in accounts payable	4,179	17,641	5,520
Unpaid consideration for acquisition of STC		218,402
Unpaid consideration for other acquisitions	(5,674)	(687)	(6,293)
Third parties
Changes in assets and liabilities:
Accounts receivable due from	7,291	159,365	(273,728)
Related party | Alibaba
Changes in assets and liabilities:
Accounts receivable due from	12,321	10,162	49,003
Related party | SINA
Changes in assets and liabilities:
Amount due from SINA	30,741	(47,303)	(7,787)
Cash flows from investing activities:
Loans to SINA	(1,105,747)	(1,261,880)	(978,162)
Repayment of loans by SINA	1,071,100	1,249,476	1,058,574
Other related parties
Changes in assets and liabilities:
Accounts receivable due from	$ 9,491	$ (3,031)	$ (5,872)